Financial Impact of Suspension of Mavodelpar Development Activities	12 Months Ended
Dec. 31, 2023
RENEO PHARMACEUTICALS INC [Member]
Financial Impact of Suspension of Mavodelpar Development Activities [Line Items]
Financial Impact of Suspension of Mavodelpar Development Activities
13. Financial Impact of Suspension of Mavodelpar Development Activities
On December 14, 2023, the Company announced that its pivotal STRIDE study did not meet its primary or secondary efficacy endpoints. As a result, the Company suspended the development activities of its only product candidate, mavodelpar, and implemented cash preservation activities, including substantial workforce reductions.
In December 2023, the Company implemented a workforce reduction and recognized approximately $2.5 million in severance and continuation of benefit expenses for the year ended December 31, 2023.

In addition, the Company assessed the impairment of its ROU and fixed assets due to the suspension of mavodelpar’s development activities and concluded that its current leases and leasehold improvements were impaired. The
Company
recognized approximately $0.3 million and $0.4 million of impairment expenses for ROU and leasehold improvements for the year ended December 31, 2023, respectively.